Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - December 31, 2012	1,729,200	$22.31
Granted	422,000	31.35
Exercised	(464,150)	16.20
Shares issuable under options - December 31, 2013	1,687,050	$26.25
Granted	343,000	49.57
Exercised	(558,150)	19.26
Forfeited	(8,000)	31.28
Shares issuable under options - December 31, 2014	1,463,900	$34.35
Granted	698,500	36.61
Exercised	(699,400)	20.09
Forfeited	(22,500)	38.71
Shares issuable under options - December 31, 2015	1,440,500	$28.65	3.2	$22,900
Options exercisable - End of year	241,150	$22.55	1.9	$5,305

Stock Options Exercised [Table Text Block]
	2015	2014	2013

Number of options exercised	699,400	558,150	464,150

Aggregate fair value	$35,516	$27,973	$16,780
Intrinsic value	21,463	17,223	9,313
Amount of cash received	14,053	10,750	7,467

Tax benefit recognized	$91	$5,856	$3,148

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2015	2014	2013

Risk free rate	1.0%	0.9%	0.4%
Expected life in years	4.75	4.75	4.75
Expected volatility	28.6%	25.5%	37.5%
Dividend yield	0.2%	0.8%	0.0%

Weighted average fair value per option granted	$11.91	$10.52	$10.13